Commitments and Contingencies (Action In Which We Are the Plaintiff) (Details) $ in Millions		1 Months Ended																2 Months Ended	3 Months Ended	12 Months Ended
	Aug. 10, 2017 Patents	Jan. 31, 2018 Patents	Nov. 30, 2017 USD ($)	Oct. 31, 2017 Patents	Sep. 30, 2017 Patents	Jul. 31, 2017 Patents	Mar. 31, 2017 Patents	Feb. 28, 2017 Patents	Jan. 31, 2017 Patents	Aug. 31, 2016 Patents	Jul. 31, 2016 Patents	Jan. 31, 2016 Patents	Dec. 31, 2015 Patents	Jul. 31, 2015 Defendant	Jun. 30, 2015 Patents	Jan. 31, 2015 Patents	Jun. 30, 2013 Patents	Jul. 31, 2015 Defendant	Apr. 30, 2017 Defendant Patents	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Celebrex [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Litigation settlement, amount awarded to other party | $			$ 94
Bosulif [Member]
Gain Contingencies [Line Items]
Research arrangement, fixed payment obligation, term																					10 years
Research arrangement, fixed payment obligation | $																					$ 416
Bosulif [Member] | Wyeth Versus Sun [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon					2
Precedex Premix [Member] | Hospira Versus Amneal Pharmaceuticals LLC [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents found not infringed upon															4
Precedex Premix [Member] | Hospira Versus Fresenius [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents found not infringed upon													4
Precedex Premix [Member] | Hospira Versus Par [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents found not infringed upon										4
Toviaz [Member] | Pfizer Versus Mylan Laboratories and Accord Healthcare Inc. [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon											5	5				5
Number of patents infringed upon																	5
Toviaz [Member] | Pfizer Versus Mylan Laboratories and Accord Healthcare Inc. [Member] | Patent Infringement [Member] | Judicial Ruling [Member]
Gain Contingencies [Line Items]
Number of patents found not infringed upon						5
Number of patents infringed upon	5								5
Toviaz [Member] | Pfizer Versus Several Generic Manufacturers [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of defendants | Defendant														4
Toviaz [Member] | Pfizer Versus Several Generic Manufacturers [Member] | Patent Infringement [Member] | Settled Litigation [Member]
Gain Contingencies [Line Items]
Number of defendants | Defendant																		4
Toviaz Composition-of-matter Patents [Member] | Pfizer Versus Mylan Laboratories and Accord Healthcare Inc. [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents infringed upon												3
Toviaz Composition-of-matter Patents [Member] | Pfizer Versus Several Generic Manufacturers [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents infringed upon																	3
Xeljanz [Member] | Pfizer Versus MicroLabs [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon								3
Xeljanz [Member] | Pfizer Versus Zydus [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon							3
Xeljanz [Member] | Pfizer Versus Prinston and Breckenridge [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon							2
Xeljanz [Member] | Pfizer Versus Breckenridge [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon				4
Number of patents allegedly infringed upon due to expire in December 2020				3
Number of patents allegedly infringed upon due to expire in December 2025				1
Eliquis [Member] | Pfizer and BMS Versus Several Generic Manufacturers [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon																			3
Number of defendants | Defendant																			25
Patent Infringement [Member] | Bavencio [Member] | Pfizer Versus BMS, E.R. Squibb & Sons, Ono Pharmaceutical and Tasuku Honjo [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed						1
Forecast [Member] | Mylotarg [Member]
Gain Contingencies [Line Items]
Research arrangement, fixed payment obligation, term																				10 years
Research arrangement, fixed payment obligation | $																				$ 310
Subsequent Event [Member] | Precedex Premix [Member] | Hospira Versus Amneal Pharmaceuticals LLC [Member] | Settled Litigation [Member]
Gain Contingencies [Line Items]
Number of patents found not infringed upon		3
Number of patents infringed upon		1